Goodwill and Intangible Assets - Summary of Goodwill by Reportable Segment (Details) - USD ($) $ in Thousands	3 Months Ended			4 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 0		$ 154,951		$ 154,951	$ 109,895
Additions from current year acquisitions						45,263
Measurement period adjustments						(207)
Goodwill impairment		$ (125,300)		$ (3,600)	(145,958)	0
Disposition of business	65		75		(8,993)
Goodwill, Ending Balance				0	0	154,951
Wholesale
Goodwill [Line Items]
Goodwill, Beginning Balance	0		116,304		116,304	88,808
Additions from current year acquisitions						27,539
Measurement period adjustments						(43)
Goodwill impairment				(2,300)	(116,304)
Disposition of business					0
Goodwill, Ending Balance				0	0	116,304
Direct to Consumer
Goodwill [Line Items]
Goodwill, Beginning Balance	0		29,666		29,666	20,342
Additions from current year acquisitions						9,477
Measurement period adjustments						(153)
Goodwill impairment				(1,000)	(20,673)
Disposition of business					(8,993)
Goodwill, Ending Balance				0	0	29,666
Business to Business
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 0		$ 8,981		8,981	745
Additions from current year acquisitions						8,247
Measurement period adjustments						(11)
Goodwill impairment				(300)	(8,981)
Disposition of business					0
Goodwill, Ending Balance				$ 0	$ 0	$ 8,981